Related Party Balances and Transactions - Schedule of Collateral and Guarantee Made by Related Parties (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Aggregated Principal	$ 137,000	$ 4,274,034	$ 8,533,888
Carrying Amount		$ 3,299,133	$ 6,657,340
Guarantee by Mr. Lihui Wang [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name		The Industrial Bank Co., Ltd.	The Industrial Bank Co., Ltd.
Term		From May 10, 2023 to May 10, 2024	From May 10, 2023 to May 10, 2024
Aggregated Principal		$ 411,000	$ 422,400
Carrying Amount		$ 328,800	$ 337,920
Guarantee by Mr. Lihui Wang and pledged by property owned by Mr. Lihui Wang [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name		Bank of China
Term		From October 24, 2024 to October 24, 2025
Aggregated Principal		$ 1,096,000
Carrying Amount		$ 1,096,000
Guarantee by Mr. Lihui Wang and pledged by property owned by Mr. Lihui Wang [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name		Bank of China
Term		From January 18, 2024 to January 18, 2025
Aggregated Principal		$ 274,000
Carrying Amount		$ 274,000
Guarantee by Mr. Lihui Wang [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name		Postal Savings Bank	Bank of China
Term		From June 10, 2024 to June 10, 2025	From October 20, 2023 to October 20, 2024
Aggregated Principal		$ 411,000	$ 1,126,400
Carrying Amount		$ 411,000	$ 1,126,400
Guarantee by Haoyan Gu, legal representative of Hainan Zhisheng [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name		China Merchants Bank
Term		From June 19, 2024 to June 19, 2025
Aggregated Principal		$ 332,910
Carrying Amount		$ 166,455
Guarantee by Mr. Zhewen An, legal representative of Shenzhen Mingzhu Freight Industrial Co., Ltd. [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name		WeBank Co., Ltd.
Term		From February 29, 2024 to March 13, 2027
Aggregated Principal		$ 38,577
Carrying Amount		$ 38,577
Guarantee by Mr. Jinlong Yang and pledged by certain part of accounts receivable [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name		Guilin Bank
Term		From April 30, 2024 to April 29, 2027
Aggregated Principal		$ 397,300
Carrying Amount		$ 397,012
Guarantee by Mr. Jinlong Yang [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name		WeBank Co., Ltd.	WeBank Co., Ltd.
Term		From January 29, 2024 to January 26, 2027	From July 5, 2022 to July 5, 2024
Aggregated Principal		$ 73,067	$ 101,376
Carrying Amount		$ 71,697	$ 72,277
Guarantee by Mr. Jinlong Yang [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name		WeBank Co., Ltd.	WeBank Co., Ltd.
Term		From January 29, 2024 to January 26, 2027	From September 8, 2022 to September 8, 2024
Aggregated Principal		$ 139,182	$ 140,800
Carrying Amount		$ 139,182	$ 75,093
Guarantee by Mr. Jinlong Yang Two [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name		WeBank Co., Ltd.
Term		From January 29, 2024 to January 26, 2027
Aggregated Principal		$ 96,514
Carrying Amount		$ 96,514
Guarantee by Mr. Jinlong Yang [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name		Kincheng Bank of Tianjin Co., Ltd.
Term		From July 5, 2022 to July 5, 2024
Aggregated Principal		$ 210,980
Carrying Amount		$ 69,505
Guarantee by Mr. Lihui Wang and other third parties [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name		Huishang Bank
Term		From July 15, 2022 to July 15, 2025
Aggregated Principal		$ 793,504
Carrying Amount		$ 210,391
Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by several properties owned by Mr. Jinlong Yang and his family members [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name			Bank of China
Term			From May 25, 2023 to May 25, 2024
Aggregated Principal			$ 2,996,224
Carrying Amount			$ 2,636,677
Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by several properties owned by Mr. Jinlong Yang and his family members [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name			Bank of China
Term			From May 24, 2023 to May 24, 2024
Aggregated Principal			$ 523,776
Carrying Amount			$ 460,923
Guarantee by Mr. Jinlong Yang, Shenzhen Bangrui Aviation Service Co. Ltd. and Mr. Jinlong Yang’s Family Members, Pledged by a Property Owned by Shenzhen Bangrui Aviation Service Co. Ltd. [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name			China Everbright Bank
Term			From November 13, 2023 to May 12, 2024
Aggregated Principal			$ 2,112,000
Carrying Amount			$ 1,135,411
Guarantee by Mr. Jinlong Yang and MingZhu Logistics. [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name			Guilin Bank
Term			From April 28, 2023 to April 28, 2024
Aggregated Principal			$ 408,320
Carrying Amount			$ 408,320
Guarantee by Mr. Lihui Wang [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name			Bank of China
Term			From January 3, 2023 to January 3, 2024
Aggregated Principal			$ 281,600
Carrying Amount			$ 281,600
Guarantee by Mr. Jinlong Yang and MingZhu Logistics [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name			WeBank Co., Ltd.
Term			From July 13, 2022 to July 13, 2024
Aggregated Principal			$ 420,992
Carrying Amount			$ 122,719